FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Changes in derivative liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Initial recognition of financial liability	$ 16,375
Initial recognition of unrecognized day 1 loss	(330)
Fair value adjustments recognized in profit or loss	(13,422)
Balance at end of the period	$ 2,623